RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of balances and transactions with related parties
Balances with related parties:

	Year ended December 31,
	2022	2021	2020

Employees accrued salaries and bonuses	$359	$356	$79
Directors accrued fees expenses	33	82	35

	$392	$438	$114

Transactions with related parties:

	Year ended December 31,
	2022	2021	2020
Amounts charged to:
Research and development expenses	$702	$151	$-

General and administrative expenses	2,091	2,155	370

Interest expense on convertible notes	$-	$-	$251